Securitizations and variable interest entities	12 Months Ended
Dec. 31, 2016
Securitizations And Variable Interest Entities Disclosure [Abstract]
Securitizations and variable interest entities
Securitizations and variable interest entities

BNY Mellon has variable interests in VIEs, which include investments in retail, institutional and alternative investment funds, including CLO structures in which we provide asset management services, some of which are consolidated. The investment funds are offered to our retail and institutional clients to provide them with access to investment vehicles with specific investment objectives and strategies that address the client’s investment needs.

BNY Mellon earns management fees from these funds as well as performance fees in certain funds and may also provide start-up capital for its new funds. The funds are primarily financed by our customers’ investments in the funds’ equity or debt.

Additionally, BNY Mellon invests in qualified affordable housing and renewable energy projects, which are designed to generate a return primarily through the realization of tax credits by the Company. The projects, which are structured as limited partnerships and LLCs, are also VIEs, but are not consolidated.

The VIEs discussed above are included in the scope of ASU 2015-02, which was adopted effective Jan. 1, 2015, and are reviewed for consolidation based on the guidance in ASC 810, Consolidation.

We reconsider and reassess whether or not we are the primary beneficiary of a VIE when governing documents or contractual arrangements are changed which would reallocate the obligation to absorb expected losses or receive expected residual returns between BNY Mellon and the other investors, when BNY Mellon disposes of its variable interests in the fund or when additional variable interests are issued to other investors and when we acquire additional variable interests in the VIE.

The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2016 and Dec. 31, 2015. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated at Dec. 31, 2016
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$400	$400
Trading assets	979		—	979
Other assets	252		—	252
Total assets	$1,231	(a)	$400	$1,631
Trading liabilities	$282		$—	$282
Other liabilities	33		363	396
Total liabilities	$315	(a)	$363	$678
Nonredeemable noncontrolling interests	$618	(a)	$—	$618

(a)	Includes VMEs with assets of $114 million, liabilities of $3 million and nonredeemable noncontrolling interests of $25 million.

Investments consolidated at Dec. 31, 2015
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$400	$400
Trading assets	1,228		—	1,228
Other assets	173		—	173
Total assets	$1,401	(a)	$400	$1,801
Trading liabilities	$229		$—	$229
Other liabilities	17		359	376
Total liabilities	$246	(a)	$359	$605
Nonredeemable noncontrolling interests	$738	(a)	$—	$738

(a)	Includes VMEs with assets of $190 million, liabilities of $1 million and nonredeemable noncontrolling interests of $5 million.

BNY Mellon has not provided financial or other support that was not otherwise contractually required to be provided to our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2016 and Dec. 31, 2015, the following assets and liabilities related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2016
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$2,442	$369	$2,811

Non-consolidated VIEs at Dec. 31, 2015
(in millions)	Assets	Liabilities	Maximum loss exposure
Other (a)	$1,754	$393	$2,147

(a)	The presentation of non-consolidated VIEs was adjusted to place them on a basis comparable with the current period.

The maximum loss exposure indicated in the above tables relates solely to BNY Mellon’s investments in, and unfunded commitments to, the VIEs.